Commitments and Contingencies Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Future Minimum Rental Payments On Leases	Estimated future minimum rental payments on the leases are as follows:

Year ending December 31
2013	$145,964
2014	34,015

TOTAL	$179,979